Loans and Allowance for Loan Losses - Schedule of Analysis of Activity with Respect to Loans to Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Balance	$ 6,859,000	$ 5,725,000
New loans and renewals during the year	9,860,000	13,379,000
Repayments (including loans paid by renewal) during the year	(8,951,000)	(12,245,000)
Balance	$ 7,768,000	$ 6,859,000